Consolidated Statements of Profit or Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income from principal activities
Revenue	$ 37,132,963	$ 44,567,257	$ 16,763,545
Cost of income	(21,743,170)	(23,264,964)	(11,135,797)
Gross profit	15,389,793	21,302,293	5,627,748
Operating expenses:
Selling and promotion	(5,745)	(69,663)	(41,411)
General and administrative	(14,031,348)	(3,793,419)	(4,254,719)
Total operating expenses	(14,037,093)	(3,863,082)	(4,296,130)
Profit from operation	1,352,700	17,439,211	1,331,618
Other income and expenses
Other income	237,525	882,238	1,041,062
Impairment loss on financial asset at fair value through profit or loss		(671,403)
Share purchase warrants expenses		(1,680,038)	(6,047,848)
Finance costs	(17,777)	(75,253)	(4,241)
Total other income and expense, net	219,748	(1,544,456)	(5,011,027)
Profit (loss) before income tax expense from continuing operations	1,572,448	15,894,755	(3,679,409)
Income tax expense	(289,094)
Profit (loss) for the year	1,283,354	15,894,755	(3,679,409)
Other comprehensive income (loss)
Foreign operations – foreign currency translation differences	(118,351)	(117,439)	(35,052)
Total comprehensive income (loss) for the year	1,165,003	15,777,316	(3,714,461)
Income (loss) attributable to owners of the Company	1,283,354	15,894,755	(3,679,409)
Total comprehensive income (loss) for the year attributable to Owners of the Company	$ 1,165,003	$ 15,777,316	$ (3,714,461)
Income (loss) per share attributable to owners of the Company
- Basic	$ 0.03	$ 0.41	$ (0.11)
- Diluted	$ 0.02	$ 0.28	$ (0.11)
Weighted average number of shares outstanding
- Basic	42,900,525	38,549,056	34,706,179
- Diluted	64,620,344	57,449,056	34,706,179